Cash and cash equivalents (excluding overdrafts)	12 Months Ended
Dec. 31, 2024
Statements [Line Items]
Cash and cash equivalents (excluding overdrafts)
17. Cash and cash equivalents (excluding overdrafts)

All figures in £ millions	2024	2023
Cash at bank and in hand	444	312
Short-term bank deposits	99	–
Cash and cash equivalents	543	312

All figures in £ millions	2024	2023
Cash and cash equivalents	543	312
Bank overdrafts	–	(3)
Cash and cash equivalents in the cash flow statement	543	309
Included within cash at bank
a
n
d

i
n hand is £62m (2023 £31m) of money market funds. Short-term bank deposits are invested with banks and earn interest at the prevailing short-term deposit rates.
At the end of 2024, the currency split of cash and cash equivalents was US dollar 33% (2023: 16%), sterling 27% (2023: 11%), and other 40% (2023: 73%).
Cash and cash equivalents have fair values that approximate to their carrying value due to their short-term nature.
The Group has certain cash pooling arrangements in US dollars, sterling and Canadian dollars where both the company and the bank have a legal right of offset. The company presents these a
m
ounts net in the balance sheet where legal right of offset exists and the company has the intention to settle net if required. As at 31 December 2024, £2m of financial liabilities (2023: £23m) were presented net within financial assets.